COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Pledges:

The Company has pledged certain items of its equipment and the rights to any insurance claims on such items, as well as placed floating liens on all of its remaining assets in favor of the banks.

b.
Indemnification agreement:

The Company entered into indemnification agreements with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount will not exceed: (i) the value of 25% of the Company’s net equity according to the audited or reviewed financial statement known at the time the request for indemnification was submitted; or (ii) $3,000,000, whichever is greater.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer holder from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any office holder from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability.

c.
Contingent Liabilities:

Environmental Related Matters

During 2022, the Company's permit providing for deviations from the standards for discharges into the municipal sewage system was extended. There can be no assurance that such an extension will be granted in the future.

In January 2023, the Company received a notification from the MinistryIsrael’s Ministry of Environmental Protection (the “Ministry”) that it intends to impose a penalty of approximately $0.6 million for an alleged breach of the Clean Air Law during the years 2019-2020. The Company paid this penalty and recorded a relevant expense in its financial statements. The Company filed an administrative appeal to reduce the penalty and received a 10% refund of the paid penalty.

In October 2023, the Company received a notice from the Ministry regarding the suspicion of contamination of the soil from a drilling survey that was done in May 2021 at the factory. On January 24, 2024, representatives of the Ministry visited the Company's facility and informed the Company that an additional survey of the soil and groundwater in the facility area would be required. As of June 30, 2024 the Company is still in conversations with the Ministry as to the scope of the required survey.